Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets
	Software	Copyrights	Total
	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2021	391	276,863	277,254
Additions - acquired separately	64	237,557	237,621
At December 31, 2021	455	514,420	514,875
Additions - acquired separately	—	19,852	19,852
At December 31, 2022	455	534,272	534,727
Accumulated amortisation
At January 1, 2021	(379)	(13,774)	(14,153)
Charge for the year	(30)	(8,392)	(8,422)
At December 31, 2021	(409)	(22,166)	(22,575)
Charge for the year	(23)	(18,603)	(18,626)
At December 31, 2022	(432)	(40,769)	(41,201)
Accumulated impairment loss
At January 1, 2021	—	—	—
Charge for the year	—	—	—
At December 31, 2021	—	—	—
Charge for the year	—	(427,314)	(427,314)
At December 31, 2022	—	(427,314)	(427,314)
Net carrying amount
At December 31, 2022	23	66,189	66,212
At December 31, 2021	46	492,254	492,300